As filed with the Securities and Exchange Commission on May 30, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21342

              LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
              ---------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                399 Park Avenue
                            New York, New York 10022
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 526-7000

                   Peter E. Sundman, Executive Vice President
              Lehman Brothers First Trust Income Opportunity Fund
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE(+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - 141.9%
                AEROSPACE/DEFENSE - 1.4%
$ 1,830,000     L-3 Communications Corp., Guaranteed Senior
                Subordinated Notes
                7.63%, due 6/15/12                                             Ba3       BB+             BB   $  1,884,900
    825,000     L-3 Communications Corp., Guaranteed Notes, Ser. B
                6.38%, due 10/15/15                                            Ba3       BB+             BB        817,781
                                                                                                              ------------
                                                                                                                 2,702,681

                AIRLINES - 1.2%
  1,959,187     Continental Airlines, Inc., Pass-Through Certificates
                9.80%, due 4/1/21                                              Ba1       BB+             B-      2,174,698

                APPAREL/TEXTILES - 0.6%
  1,085,000     Levi Strauss & Co., Senior Unsubordinated Notes
                9.75%, due 1/15/15                                              B2         B            BB-      1,190,788

                AUTO LOANS - 12.8%
  1,610,000     Ford Motor Credit Co., Unsecured Notes
                7.38%, due 10/28/09                                             B1         B            BB-      1,607,041
  6,870,000     Ford Motor Credit Co., Senior Unsecured Notes
                9.75%, due 9/15/10                                              B1         B            BB-      7,236,460 (n)
  8,515,000     Ford Motor Credit Co., Bonds
                7.38%, due 2/1/11                                               B1         B            BB-      8,374,783
  5,755,000     General Motors Acceptance Corp., Notes
                6.88%, due 9/15/11                                             Ba1       BB+            BB+      5,760,577
    880,000     General Motors Acceptance Corp., Unsecured Notes
                7.00%, due 2/1/12                                              Ba1       BB+            BB+        884,148
                                                                                                              ------------
                                                                                                                23,863,009

                AUTO PARTS & EQUIPMENT - 0.7%
    540,000     Goodyear Tire & Rubber Co., Senior Notes
                8.63%, due 12/1/11                                              B2        B-           CCC+        580,500 (n)
    685,000     Goodyear Tire & Rubber Co., Senior Notes
                9.00%, due 7/1/15                                               B2        B-           CCC+        751,788
                                                                                                              ------------
                                                                                                                 1,332,288

                AUTOMOTIVE - 4.0%
  4,485,000     General Motors Corp., Senior Unsecured Debentures
                8.25%, 7/15/23                                                Caa1        B-              B      4,036,500
  3,845,000     General Motors Corp., Senior Unsubordinated Notes
                8.38%, due 7/15/33                                            Caa1        B-              B      3,450,887
                                                                                                              ------------
                                                                                                                 7,487,387

                BEVERAGE - 0.7%
  1,365,000     Constellation Brands, Inc., Guaranteed Notes
                7.25%, due 9/1/16                                              Ba3       BB-            BB-      1,382,063

                CHEMICALS - 4.2%
    780,000     Chemtura Corp., Guaranteed Notes
                6.88%, due 6/1/16                                              Ba1       BB+                       754,650
  2,595,000     Hexion US Finance Corp., Senior Notes
                9.75%, due 11/15/14                                             B3        B-                     2,721,506 (n)

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                CHEMICALS - CONTINUED
$   760,000     Lyondell Chemical Co., Guaranteed Notes
                8.25%, due 9/15/16                                              B1         B+            BB-  $    813,200
  1,720,000     MacDermid, Inc., Senior Subordinated Notes
                9.50%, due 4/15/17                                            Caa1       CCC+                    1,767,300 (n)(OO)
  1,745,000     PQ Corp., Guaranteed Notes
                7.50%, due 2/15/13                                              B3         B-                    1,762,450
                                                                                                              ------------
                                                                                                                 7,819,106

                CONSUMER - PRODUCTS - 2.0%
  1,430,000     Amscan Holdings, Inc., Senior Subordinated Notes
                8.75%, due 5/1/14                                             Caa1       CCC+                    1,404,975
  2,340,000     Yankee Acquisition Corp., Senior Subordinated Notes
                9.75%, due 2/15/17                                            Caa1       CCC+                    2,369,250 (n)
                                                                                                              ------------
                                                                                                                 3,774,225

                DIVERSIFIED CAPITAL GOODS - 0.3%
    530,000     American Railcar Industries, Inc., Senior Unsecured Notes
                 7.50%, due 3/1/14                                              B1        BB-                      544,575 (n)

                ELECTRIC - GENERATION 6.3%
  2,050,000     Dynegy-Roseton Danskamme, Pass-Through Certificates,
                Ser. B 7.67%, due 11/8/16                                      Ba3          B                    2,173,000
  3,070,000     Midwest Generation LLC, Secured Notes
                8.75%, due 5/1/34                                              Ba2         B+            BB+     3,330,950
  3,345,000     Mirant Americas Generation, Inc., Senior Unsecured Notes
                8.30%, due 5/1/11                                             Caa1         B-             B      3,428,625
  1,325,000     NRG Energy, Inc., Guaranteed Notes
                7.38%, due 2/1/16                                               B1         B-             B+     1,361,437
  1,375,000     NRG Energy, Inc., Guaranteed Notes
                7.38%, due 1/15/17                                              B1         B-             B+     1,411,094
                                                                                                              ------------
                                                                                                                11,705,106

                ELECTRONICS - 4.4%
  3,045,000     Flextronics Int'l., Ltd., Senior Subordinated Notes
                6.50%, due 5/15/13                                             Ba2        BB-            BB      3,014,550
  2,790,000     Freescale Semiconductor, Inc., Senior Notes
                9.13%, due 12/15/14                                             B1          B                    2,769,075 (n)
    660,000     NXP BV Funding LLC, Secured Notes
                7.88%, due 10/15/14                                            Ba2        BB+                      681,450 (n)
  1,650,000     NXP BV Funding LLC, Senior Notes
                9.50%, due 10/15/15                                             B2         B+                    1,703,625 (n)
                                                                                                              ------------
                                                                                                                 8,168,700

                ENERGY-EXPLORATION & PRODUCTION - 4.4%
    670,000     Chesapeake Energy Corp., Guaranteed Notes
                7.50%, due 9/15/13                                             Ba2         BB            BB        700,150
  1,345,000     Chesapeake Energy Corp., Guaranteed Notes
                6.38%, due 6/15/15                                             Ba2         BB            BB      1,338,275
    475,000     Forest Oil Corp., Guaranteed Unsecured Notes
                8.00%, due 12/15/11                                             B1         B+                      495,187

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                ENERGY-EXPLORATION & PRODUCTION - CONTINUED
$   840,000     Forest Oil Corp., Guaranteed Senior Unsecured  Notes
                7.75%, due5/1/14                                                B1         B+                 $    852,600
  4,860,000     Sabine Pass L.P.,  Secured Notes
                7.50%, due 11/30/16                                            Ba3         BB                    4,896,450 (n)
                                                                                                              ------------
                                                                                                                 8,282,662

                ENVIRONMENTAL - 1.1%
  1,375,000     Allied Waste North America, Inc., Guaranteed Notes
                7.25%, due 3/15/15                                              B1         BB             B+     1,402,500
    715,000     Allied Waste North America, Inc., Guaranteed Notes
                6.88%, due 6/1/17                                               B1         BB             B+       716,787
                                                                                                              ------------
                                                                                                                 2,119,287

                FOOD & DRUG RETAILERS - 1.7%
  2,985,000     Jean Coutu Group PJC, Inc., Guaranteed Notes                  Caa2          B-          CCC-     3,238,725
                8.50%, due 8/1/14

                FORESTRY/PAPER - 1.6%
    535,000     Bowater, Inc., Senior Floating Rate Notes
                8.35%, due 6/15/07                                              B3         B+            BB-       536,337 (u)
  1,090,000     Bowater, Inc., Debentures
                9.00%, due 8/1/09                                               B3         B+            BB-     1,141,775
  1,200,000     Graphic Packaging Int'l., Inc., Guaranteed Notes
                8.50%, due 8/15/11                                              B2         B-             B      1,248,000
                                                                                                              ------------
                                                                                                                 2,926,112

                GAMING - 6.1%
  1,045,000     Chukchansi Economic Development Authority, Senior Notes
                8.00%, due 11/15/13                                             B2        BB-                    1,080,269 (n)
  3,440,000     Majestic Star LLC, Senior Unsecured Notes
                9.75%, due 1/15/11                                            Caa1       CCC+                    3,276,600
  1,545,000     MGM Grand, Inc., Guaranteed Senior Notes
                6.00%, due 10/1/09                                             Ba2        BB              BB     1,546,931
    460,000     Park Place Entertainment, Senior Subordinated Notes
                7.88%, due 3/15/10                                             Ba1         B+             BB-      480,700
  1,910,000     Pokagon Gaming Authority, Senior Notes
                10.38%, due 6/15/14                                             B3         B                     2,105,775 (n)
  1,475,000     San Pasqual Casino, Notes
                8.00%, due 9/15/13                                              B2         B+                    1,517,406 (n)
  1,495,000     Station Casinos, Inc., Senior Unsecured Subordinated Notes
                6.88%, due 3/1/16                                              Ba3         B                    1,369,794
                                                                                                              ------------
                                                                                                               11,377,475

                GAS DISTRIBUTION - 7.0%
    690,000     AmeriGas Partners, L.P., Senior Unsecured Notes
                7.25%, due 5/20/15                                              B1                        BB+      696,900
    670,000     AmeriGas Partners, L.P., Senior Notes
                7.13%, due 5/20/16                                              B1                        BB+      671,675
  1,635,000     Ferrellgas Partners L.P., Senior Unsecured Notes
                8.75%, due 6/15/12                                              B2         B-                    1,696,312
  1,335,000     Kinder Morgan, Inc., Senior Notes
                6.50%, due 9/1/12                                             Baa2        BB-             BB     1,361,651

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                GAS DISTRIBUTION - CONTINUED
$ 1,500,000     Kinder Morgan, Inc., Guaranteed Notes
                5.70%, due 1/5/16                                             Baa2        BB-                 $ 1,406,411
  3,500,000     Regency Energy Partners, Senior Unsecured Notes
                8.38%, due 12/15/13                                             B2         B                    3,570,000 (n)
  1,415,000     Targa Resources, Inc., Guaranteed Notes
                8.50%, due 11/1/13                                              B3         B-                    1,443,300 (n)
  2,025,000     Transcontinental Gas Pipe Line, Debentures
                7.25%, due 12/1/26                                             Ba1        BB+           BBB-     2,192,062
                                                                                                              ------------
                                                                                                                13,038,311

                HEALTH SERVICES - 16.4%
  2,540,000     CDRV Investors, Inc., Senior Floating Rate Notes
                9.86%, due 6/1/07                                             Caa1       CCC+                    2,527,300 (n)(u)
  4,010,000     CDRV Investors, Inc., Senior Unsecured Notes, Step-Up
                0.00%/9.63%, due 1/1/15                                       Caa1       CCC+                    3,448,600 (^^)
  2,750,000     HCA, Inc., Senior Unsecured Notes
                6.50%, due 2/15/16                                            Caa1         B-           CCC+     2,340,937
  5,930,000     HCA, Inc., Secured Notes
                9.25%, due 11/15/16                                             B2        BB-             B      6,396,987 (n)
    740,000     Omnicare, Inc., Senior Subordinated Notes
                6.13%, due 6/1/13                                              Ba3        BB+                      721,500
  2,265,000     Omnicare, Inc., Guaranteed Notes
                6.88%, due 12/15/15                                            Ba3        BB+                    2,284,819
  1,200,000     Service Corp. Int'l., Senior Unsecured Notes
                7.38%, due 10/1/14                                              B1        BB-                    1,248,000
    675,000     Service Corp. Int'l., Senior Notes
                7.00%, due 6/15/17                                              B1        BB-                      680,063
  2,420,000     Service Corp. Int'l., Senior Notes
                7.50%, due 4/1/27                                               B1        BB-                    2,432,100 (n)(OO)
  1,040,000     Spheris, Inc., Senior Subordinated Notes
                11.00%, due 12/15/12                                          Caa1       CCC                    1,037,400
  1,390,000     US Oncology, Inc., Senior Unsecured Floating Rate Notes
                9.80%, due 9/17/07                                              B3         B-                    1,403,900 (n)(u)
  3,485,000     US Oncology, Inc., Senior Unsecured Floating Rate Notes
                10.58%, due 9/17/07                                             B1         B-                    3,554,700 (u)
  1,065,000     US Oncology, Inc., Guaranteed Notes
                9.00%, due 8/15/12                                              B1         B-                    1,136,888
  1,320,000     Ventas Realty L.P., Guaranteed Senior Notes
                6.50%, due 6/1/16                                              Ba2        BB+            BBB-    1,351,350
                                                                                                              ------------
                                                                                                                30,564,544

                INVESTMENTS & MISC. FINANCIAL SERVICES - 1.5%
  2,680,000     Cardtronics, Inc., Guaranteed Notes
                9.25%, due 8/15/13                                              B3         B-                    2,814,000

                LEISURE - 1.3%
  1,210,000     AMF Bowling Worldwide, Inc., Guaranteed Notes
                10.00%, due 3/1/10                                              B3       CCC+                    1,264,450
  1,255,000     Royal Caribbean Cruises, Senior Unsubordinated Notes
                7.50%, due 10/15/27                                            Ba1       BBB-                    1,226,611
                                                                                                              ------------
                                                                                                                 2,491,061

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                MEDIA - BROADCAST - 9.1%
$ 1,465,000     Clear Channel Communications, Inc., Senior Notes
                5.50%, due 9/15/14                                            Baa3        BB+             BB- $  1,296,975
  2,865,000     CMP Susquehanna Corp., Senior Subordinated Notes
                9.88%, due 5/15/14                                              B3       CCC                     2,936,625 (n)
  1,135,000     Entercom Radio/Capital, Guaranteed Senior Unsecured
                Notes 7.63%, due 3/1/14                                         B1         B                     1,146,350
  2,020,000     LIN Television Corp., Senior Subordinated Notes
                6.50%, due 5/15/13                                              B1         B-                    1,977,075
    675,000     LIN Television Corp., Guaranteed Notes, Ser. B
                6.50%, due 5/15/13                                              B1         B-                      660,656
  3,480,000     Paxson Communications, Secured Floating Rate Notes
                11.61%, due 4/16/07                                           Caa2       CCC-                    3,627,900 (n)(u)
  2,540,000     Umbrella Acquisition, Inc., Senior Notes
                9.75%, due 3/15/15                                              B3       CCC+                    2,530,475 (n)
  1,315,000     Young Broadcasting, Inc., Guaranteed Notes
                10.00%, due 3/1/11                                            Caa1       CCC-                    1,295,275
  1,560,000     Young Broadcasting, Inc., Senior Subordinated Note
                8.75%, due 1/15/14                                            Caa1       CCC-                    1,454,700
                                                                                                              ------------
                                                                                                                16,926,031

                MEDIA - CABLE - 4.3%
    715,000     CCH I Holdings LLC, Guaranteed Notes
                10.00%, due 5/15/14                                           Caa3       CCC             CCC       638,138
  3,453,000     CCH I Holdings LLC, Secured Notes
                11.00%, due 10/1/15                                           Caa2       CCC             CCC     3,582,487
  1,350,000     Charter Communications Operating LLC, Senior Notes
                8.00%, due 4/30/12                                              B3         B               B     1,405,687 (n)
  1,065,000     EchoStar DBS Corp., Guaranteed Notes
                7.00%, due 10/1/13                                             Ba3        BB-             BB-    1,096,950
  1,355,000     EchoStar DBS Corp., Guaranteed Notes
                7.13%, due 2/1/16                                              Ba3        BB-             BB-    1,399,038
                                                                                                              ------------
                                                                                                                 8,122,300

                MEDIA - SERVICES - 2.1%
  1,330,000     WMG Acquisition Corp., Senior Subordinated Notes
                7.38%, due 4/15/14                                              B2         B               B+    1,266,825
  3,465,000     WMG Holdings Corp., Guaranteed Notes, Step-Up
                0.00%/9.50%, due 12/15/14                                       B2         B               B     2,650,725 (^^)
                                                                                                              ------------
                                                                                                                 3,917,550

                METALS/MINING EXCLUDING STEEL - 6.2%
    950,000     Aleris Int'l., Inc., Senior Notes
                9.00%, due 12/15/14                                             B3         B-                    1,002,250 (n)
  1,160,000     Aleris Int'l., Inc., Senior Subordinated Notes
                10.00%, due 12/15/16                                          Caa1         B-                    1,212,200 (n)
  2,065,000     Arch Western Finance Corp., Guaranteed Notes
                6.75%, due 7/1/13                                               B1        BB-                    2,031,444
    425,000     Freeport-McMoRan Copper & Gold, Senior Unsecured Notes
                8.25%, due 4/1/15                                              Ba3        BB-             BB-      457,406
  2,205,000     Freeport-McMoRan Copper & Gold, Senior Unsecured Notes
                8.38%, due 4/1/17                                              Ba3        BB              BB-    2,384,156

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                METALS/MINING EXCLUDING STEEL - CONTINUED
$ 3,855,000     Massey Energy Co., Guaranteed Senior Notes
                6.88%, due 12/15/13                                             B2         B+                 $  3,657,431
    775,000     Peabody Energy Corp., Guaranteed Senior Notes
                6.88%, due 3/15/13                                             Ba1        BB              BB+      788,563
                                                                                                              ------------
                                                                                                                11,533,450
                NON-FOOD & DRUG RETAILERS - 2.0%
    780,000     Blockbuster, Inc., Senior Subordinated Notes
                9.00%, due 9/1/12                                             Caa2       CCC+             CC       787,800
  1,225,000     Bon-Ton Department Stores, Inc., Guaranteed Notes
                10.25%, due 3/15/14                                             B3         B-            CCC     1,315,344
    660,000     GSC Holdings Corp., Guaranteed Notes
                8.00%, due 10/1/12                                              B1         B+                      699,600
  1,500,000     Michaels Stores, Inc., Subordinated Notes, Step-Up
                0.00%/13.00%, due 11/1/16                                     Caa1       CCC                       945,000 (n)(^^)
                                                                                                              ------------
                                                                                                                 3,747,744

                PACKAGING - 4.6%
  4,570,000     Ball Corp., Guaranteed Notes
                6.88%, due 12/15/12                                            Ba1        BB              BB     4,615,700
  1,260,000     Crown Americas LLC, Guaranteed Notes
                7.75%, due 11/15/15                                             B1         B               B+    1,310,400
    860,000     Graham Packaging Co., Inc., Guaranteed Notes
                9.88%, due 10/15/14                                           Caa1       CCC+            CCC       877,200
  1,730,000     Owens-Brockway Glass Container, Inc., Guaranteed Notes
                8.75%, due 11/15/12                                            Ba2        BB-             BB-    1,820,825
                                                                                                              ------------
                                                                                                                 8,624,125

                PRINTING & PUBLISHING - 8.5%
    290,000     Dex Media West LLC, Senior Unsecured Notes, Ser. B
                8.50%, due 8/15/10                                              B1         B               B       303,413
    580,000     Dex Media West LLC, Guaranteed Notes, Ser. B
                9.88%, due 8/15/13                                              B2         B               B-      632,925
  2,960,000     Dex Media, Inc., Senior Unsecured Notes
                8.00%, due 11/15/13                                             B3         B             CCC+    3,100,600
  3,560,000     Idearc, Inc., Senior Notes
                8.00%, due 11/15/16                                             B2         B+                    3,662,350 (n)
    300,000     Primedia, Inc., Senior Floating Rate Notes
                10.74%, due 5/15/07                                             B2         B                       310,500 (u)
  2,435,000     Primedia, Inc., Guaranteed Senior Unsecured Notes
                8.88%, due 5/15/11                                              B2         B                     2,501,962
  3,130,000     R.H. Donnelley Corp., Senior Unsecured Notes, Ser A-3
                8.88%, due 1/15/16                                              B3         B             CCC+    3,325,625
  2,175,000     Reader's Digest Association, Inc., Senior Subordinated
                Notes 9.00%, due 2/15/17                                      Caa1       CCC+                    2,093,437 (n)
                                                                                                              ------------
                                                                                                                15,930,812

                RAILROADS - 1.5%
  2,640,000     TFM SA de C.V., Senior Notes
                9.38%, due 5/1/12                                               B3         B-              B+    2,838,000


LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                REAL ESTATE DEV. & MGT. -1.5%
$ 1,470,000     American Real Estate Partners L.P., Guaranteed Note
                7.13%, due 2/15/13                                             Ba3        BB+                 $  1,451,625
  1,270,000     American Real Estate Partners, L.P., Senior Notes
                8.13%, due 6/1/12                                              Ba3        BB+                    1,292,225
                                                                                                              ------------
                                                                                                                 2,743,850
                RESTAURANTS - 0.6%
  1,060,000     NPC Int'l., Inc., Guaranteed Notes
                9.50%, due 5/1/14                                             Caa1         B-                    1,097,100

                SOFTWARE/SERVICES - 1.1%
  1,955,000     SunGard Data Systems, Inc., Guaranteed Notes
                9.13%, due 8/15/13                                            Caa1         B-              B-    2,096,738

                STEEL PRODUCERS/PRODUCTS - 1.0%
  1,875,000     Tube City IMS Corp., Senior Subordinated Notes
                9.75%, due 2/1/15                                               B3         B-                    1,950,000 (n)

                SUPPORT - SERVICES - 8.2%
    845,000     Aramark Corp., Senior Floating Rate Notes
                8.86%, due 5/1/07                                               B3         B-              B-      868,238 (n)(u)
  1,360,000     Aramark Corp., Senior Notes
                8.50%, due 2/1/15                                               B3         B-              B-    1,414,400 (n)
    475,000     Education Management LLC, Guaranteed Notes
                8.75%, due 6/1/14                                               B2       CCC+                      499,938
  3,645,000     Knowledge Learning Corp., Inc., Guaranteed Notes
                7.75%, due 2/1/15                                               B2         B-                    3,581,212 (n)
  3,105,000     Language Line, Inc., Guaranteed Notes
                11.13%, due 6/15/12                                             B3       CCC+                    3,299,062
  3,105,000     Monitronics Int'l., Inc., Guaranteed Notes
                11.75%, due 9/1/10                                              B3         B-                    3,244,725
  2,230,000     Rural/Metro Corp., Guaranteed Notes
                9.88%, due 3/15/15                                              B3       CCC+                    2,363,800
                                                                                                              ------------
                                                                                                                15,271,375

                TELECOM - FIXED LINE - 0.5%
    845,000     Level 3 Financing, Inc., Senior Notes
                9.25%, due 11/1/14                                              B3       CCC+              B       868,238 (n)

                TELECOM - INTEGRATED/SERVICES - 8.3%
  4,250,000     Citizens Utilities Co., Bonds
                7.13%, due 3/15/19                                             Ba2        BB+             BB     4,265,937 (n)
  1,335,000     Dycom Industries, Inc., Guaranteed Notes
                8.13%, due 10/15/15                                            Ba3         B+                    1,401,750
  2,200,000     Intelsat Bermuda Ltd., Guaranteed Notes
                9.25%, due 6/15/16                                              B2         B+             BB-    2,436,500 (n)
  1,020,000     Nordic Telephone Co. Holdings, Secured Notes
                8.88%, due 5/1/16                                               B2          B              B+    1,091,400 (n)
  1,095,000     Qwest Corp., Senior Notes
                7.88%, due 9/1/11                                              Ba1        BB+            BBB-    1,163,438
  1,495,000     Qwest Corp., Notes
                8.88%, due 3/15/12                                             Ba1        BB+            BBB-    1,651,975
  1,340,000     Windstream Corp., Guaranteed Notes
                8.13%, due 8/1/13                                              Ba3        BB-             BB+    1,450,550

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

MARCH 31, 2007
(UNAUDITED)

PRINCIPAL                                                                  MOODY'S      S&P          FITCH
AMOUNT                       DESCRIPTION                                   RATINGS(*) RATINGS(*)     RATINGS(*)  VALUE (+)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - CONTINUED
                TELECOM - INTEGRATED/SERVICES - CONTINUED
$ 1,910,000     Windstream Corp., Guaranteed Notes
                8.63%, due 8/1/16                                              Ba3        BB-             BB+ $  2,089,062
                                                                                                              ------------
                                                                                                                15,550,612

                THEATERS & ENTERTAINMENT - 1.6%
  1,230,000     AMC Entertainment, Inc., Guaranteed Notes, Ser. B
                8.63%, due 8/15/12                                             Ba3         B-              B     1,303,800
  1,455,000     AMC Entertainment, Inc., Guaranteed Notes
                11.00%, due 2/1/16                                              B3       CCC+            CCC+    1,656,881
                                                                                                              ------------
                                                                                                                 2,960,681
                TRANSPORTATION EXCLUDING AIR/RAIL - 1.1%
  2,055,000     Stena AB, Senior Unsecured Notes
                7.00%, due 12/1/16                                             Ba3        BB-                    2,034,450

                TOTAL CORPORATE DEBT (IDENTIFIED COST $250,191,821)                                            265,209,859

NUMBER OF
SHARES
SHORT-TERM INVESTMENTS - 6.0%
 11,191,616     Neuberger Berman Prime Money Fund Trust Class                                                   11,191,616 (#)(@)
                (COST $11,191,616)

                TOTAL INVESTMENTS - 147.9%                                                                     276,401,475 (##)
                (IDENTIFIED COST $268,383,437)

                Other Assets, Less Liabilities - 0.4%                                                              759,261 (@@)

                Money Market Cumulative Preferred Shares plus cumulative
                unpaid dividends (48.3%)                                                                       (90,297,687)

                TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100%                                     $186,863,049













See Notes to Schedule of Investments

                                      LEHMAN BROTHERS MARCH 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


(+) Investments in debt securities by Lehman Brothers First Trust Income Opportunity Fund (the "Fund") are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by Neuberger Berman
         Management Inc. to be reflective of a security's market value, are valued at fair value as determined in good faith by methods established by and under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but are not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer's position in an economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount of premium.

(#)      At cost, which approximates market value.

(##) At March 31, 2007, the cost of investments for U.S. federal income tax purposes was $268,616,728. Gross unrealized appreciation of investments was $8,584,551 and gross unrealized depreciation of investments was $799,804, resulting in net unrealized appreciation of $7,784,747, based on cost for U.S. federal income tax purposes.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At March 31, 2007, these securities amounted to $83,639,077 or 44.8% of net assets applicable to common shareholders.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(u) Denotes a floating rate security, which is a security whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.

(*)      Where no rating appears from any NRSRO, the security is deemed unrated.

(@@) At March 31, 2007, the Fund had outstanding the following interest rate swap contract:

                                                             RATE TYPE
                                                    -------------------------
                                                     FIXED-RATE VARIABLE-RATE  ACCRUED NET
                                                       PAYMENTS      PAYMENTS     INTEREST    UNREALIZED
   SWAP COUNTER       NOTIONAL    TERMINATION           MADE BY   RECEIVED BY   RECEIVABLE  APPRECIATION      TOTAL FAIR
   PARTY                AMOUNT        DATE             THE FUND   THE FUND(1)    (PAYABLE)  (DEPRECIATION)      VALUE
    Citibank, N.A. $22,500,000    September 28, 2007     3.22%        5.32%       $3,930      $230,690     $234,620


      (1) 30 day LIBOR (London Interbank Offered Rate) at March 26, 2007.











For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund


By: /s/Peter E. Sundman
   ----------------------
   Peter E. Sundman
   Chief Executive Officer

Date: May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ----------------------
   Peter E. Sundman
   Chief Executive Officer

Date: May 29, 2007


By: /s/ John M. McGovern
   ---------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: May 29, 2007